Fair Value Measurement - Summary of Assets and Liabilities Carried at Fair Value Measured on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets:
Total recorded at fair value	$ (4,547)	$ (178)	$ (5,010)
Fair Value Measurements Recurring | Carrying Value
Assets:
Total recorded at fair value	(6,619)	(6,285)
Fair Value Measurements Recurring | Estimate of Fair Value Measurement | Level 1
Assets:
Total recorded at fair value	0	0
Fair Value Measurements Recurring | Estimate of Fair Value Measurement | Level 2
Assets:
Total recorded at fair value	(2,072)	(6,107)
Fair Value Measurements Recurring | Estimate of Fair Value Measurement | Level 3
Assets:
Total recorded at fair value	(4,547)	(178)
Interest Rate Swap | Fair Value Measurements Recurring | Carrying Value
Assets:
Total recorded at fair value	(2,072)	(6,107)
Interest Rate Swap | Fair Value Measurements Recurring | Estimate of Fair Value Measurement | Level 1
Assets:
Total recorded at fair value	0	0
Interest Rate Swap | Fair Value Measurements Recurring | Estimate of Fair Value Measurement | Level 2
Assets:
Total recorded at fair value	(2,072)	(6,107)
Interest Rate Swap | Fair Value Measurements Recurring | Estimate of Fair Value Measurement | Level 3
Assets:
Total recorded at fair value	0	0
Put Option | Fair Value Measurements Recurring | Carrying Value
Assets:
Total recorded at fair value	(173)
Put Option | Fair Value Measurements Recurring | Estimate of Fair Value Measurement | Level 1
Assets:
Total recorded at fair value	0
Put Option | Fair Value Measurements Recurring | Estimate of Fair Value Measurement | Level 2
Assets:
Total recorded at fair value	0
Put Option | Fair Value Measurements Recurring | Estimate of Fair Value Measurement | Level 3
Assets:
Total recorded at fair value	(173)
Business Acquisition | Fair Value Measurements Recurring | Carrying Value
Assets:
Total recorded at fair value	(4,374)
Business Acquisition | Fair Value Measurements Recurring | Estimate of Fair Value Measurement | Level 1
Assets:
Total recorded at fair value	0
Business Acquisition | Fair Value Measurements Recurring | Estimate of Fair Value Measurement | Level 2
Assets:
Total recorded at fair value	0
Business Acquisition | Fair Value Measurements Recurring | Estimate of Fair Value Measurement | Level 3
Assets:
Total recorded at fair value	$ (4,374)
Liberty | Put Option | Fair Value Measurements Recurring | Carrying Value
Assets:
Total recorded at fair value		(178)
Liberty | Put Option | Fair Value Measurements Recurring | Estimate of Fair Value Measurement | Level 1
Assets:
Total recorded at fair value		0
Liberty | Put Option | Fair Value Measurements Recurring | Estimate of Fair Value Measurement | Level 2
Assets:
Total recorded at fair value		0
Liberty | Put Option | Fair Value Measurements Recurring | Estimate of Fair Value Measurement | Level 3
Assets:
Total recorded at fair value		$ (178)